CONCENTRATIONS AND RISKS	12 Months Ended
Jul. 31, 2019
CONCENTRATIONS AND RISKS
CONCENTRATIONS AND RISKS

NOTE 14 — CONCENTRATIONS AND RISKS

The Company maintains certain bank accounts in the PRC and Hong Kong, which are not insured by Federal Deposit Insurance Corporation insurance or other insurance. As of July 31, 2019 and 2018, cash balances of $6,459,702 and $72,965, respectively, were maintained at financial institutions in the PRC and Hong Kong, which were not insured by Federal Deposit Insurance Corporation insurance or other insurance.

For the years ended July 31, 2019, 2018 and 2017, a substantial part of the Company’s assets were located in the PRC and all of the Company’s revenues were derived from its subsidiary and VIE located in the PRC.

For the year ended July 31, 2019, three customers accounted for approximately 44.1%,  28.6%, and 18.8% of the Company’s total revenue. For the year ended July 31, 2018, two customers accounted for approximately 32.9% and 20.7% of the Company’s total revenue. For the year ended July 31, 2017, three customers accounted for approximately 34.0%,  30.8%, and 30.3% of the Company’s total revenue.

As of July 31, 2019, four customers accounted for approximately 60.7%,  14.5%,  13.7%, and 11.1% of the Company’s outstanding accounts receivable. As of July 31, 2018, one customer accounted for 100% of the Company’s outstanding accounts receivable.